Provision for post-employment benefits - Pension Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Pension Costs [Abstract]
Defined contribution plans	£ 175.9	£ 153.5	£ 135.0
Defined benefit plans charge to operating profit	16.1	24.6	25.0
Pension costs (note 5)	192.0	178.1	160.0
Net interest expense on pension plans (note 6)	6.3	6.7	7.3
Pension costs, Net	£ 198.3	£ 184.8	£ 167.3